April 1, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filings – Rule 497(c)

Re:

The Milestone Funds (the “Fund”)

SEC File Nos. 33-81574; 811-8620

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, transmitted for filing with the Securities and Exchange Commission (“SEC”) are a final Prospectus for each of the Institutional Shares, Investor Shares, Financial Shares and Premium Shares of the Fund, as well as a combined Statement of Additional Information, each dated March 30, 2005.

The Prospectuses and Statement of Additional Information are being filed pursuant to Rule 497(c) to update certain disclosure pertaining to Portfolio Holdings as per the SEC’s request, in response to the Fund’s Post-Effective Amendment No. 16 to the Registration Statement filed electronically with the SEC pursuant to Rule 485(a) on March 23, 2005.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

/s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Enclosures

The Milestone Funds
Treasury Obligations Portfolio

The Milestone Funds

FINANCIAL SHARES

PROSPECTUS

MARCH 29, 2005

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Financial Shares

115 East Putnam Avenue

Greenwich, CT  06830

(800) 941-MILE

Risk/Return Summary.	2	How to Redeem Shares of the Portfolio	8
Investment Objective, Principal		Dividends, Distributions and Tax Matters	9
Investment Strategies and Related Risks	4	Other Information	10
Management of the Portfolio.	6	Financial Highlights	12
How to Invest in the Portfolio	7

RISK/RETURN SUMMARY

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

As a fundamental policy, the Portfolio invests only in the following money market instruments:

•

short-term obligations of the U.S. Treasury; and

•

repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION_________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Past performance is not an indication of future performance.

                                                            Financial Shares

Best Quarter:

December 31, 2000

1.62%

Worst Quarter:

June 30, 2004

0.22%

Average Annual Returns as of 12/31/04	One Year	Five Year	Since Inception of the Share Class
Treasury Obligations Portfolio	1.23%	2.81%	4.13%

The returns listed above are quoted net of all fees. The inception date of the Financial Share Class was 3/13/97. The inception date of the Portfolio was 12/30/94.

The Financial Shares’ seven-day current yield on 12/31/04 was 1.96%. For the Financial Shares’ current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE PORTFOLIO

_____________________________________________

This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

      (as a percentage of offering price)………………………………………………….None

Maximum Deferred Sales Charge (Load)……………………………………………...None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends………………..None

Redemption Fee……………………………………….…………………………………None

Exchange Fee…………………………………………………………………………….None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

Management Fees……………………………………………………………………   0.10%

Distribution (12b-1) Fees…………………………………………………………….   None

Shareholder Servicing Fees………………………………… ……………………..   0.05%*

Other Expenses   0.03%

Total Annual Portfolio Operating Expenses……………………….……………….  0.18%*

Expenses Reimbursed to the Portfolio………………………………………….…0.03%*

Net Annual Operating Expenses

             (expenses actually incurred by the Portfolio)……………………..………………   0.15%

________________

* Under the Shareholder Servicing Plan, the Financial Shares may incur expenses of up to 0.05% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2005, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees, and any other fees, in order to limit the total annual expenses of the Financial Shares to 0.15%.

Example

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;

•

your investment has a 5% return each year; and

•

the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under  1 Year*    3 Years* 5 Years*  10 Years*

these assumptions, your costs would be:

               $15

                  $55        $98

                      $227

________________

* This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses. If the Adviser continues to limit the Portfolio's total expenses for three, five or ten years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE_______________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES__________________________________________

The Portfolio seeks to achieve its investment objective by investing only in:

U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements  fully collateralized by U.S. Treasury obligations.  Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later.  The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York that Milestone Capital Management, LLC (the “Adviser”) believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio will not invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. Government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES _________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS__________________________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS______________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.  Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement.  As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE____________________________________________

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders.  The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES_________________________________________________________

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER_________________________________________________________________

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The limited partnership was converted to a limited liability corporation on May 15, 2003.

Janet Tiebout Hanson is Founder and Principal Owner of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities, including portfolio management.  Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital’s Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).  The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.  The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660.  If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.  Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.  Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

The Bank of New York, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail. An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason.

SHARE CERTIFICATES _________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS _______________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED_______________________________________________

The minimum initial investment in Financial Shares of the Portfolio is $20,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES__________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

BY TELEPHONE_______________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, requiring at least one of the following:

•

A current Corporate Resolution or equivalent

•

A current Trust Resolution or equivalent

•

A Medallion Signature Guarantee

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established.  Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

If the Transfer Agent receives a firm indication of the approximate size of the intended redemption before 2:30 p.m. (Eastern Time) and the completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received.  Completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $2,000,000 unless an investment is made to restore the minimum value.

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS___________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS_________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS_______________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE__________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES______________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.05% of the average daily net assets of the Financial Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Financial Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Financial Shares, the Portfolio also offers Institutional Shares, Investor Shares, and Premium Shares by separate prospectuses. These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Financial Shares of the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2004	For the Year Ended November 30, 2003	For the Year Ended November 30, 2002	For the Year Ended November 30, 2001	For the Year Ended November 30, 2000
Beginning net asset value per share………….	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income………...	0.011	0.011	0.017	0.042	0.060
Dividends from net investment income………..	(0.011)	(0.011)	(0.017)	(0.042)	(0.060)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(a)	1.14%	1.07%	1.72%	4.30%	6.16%
Ratios/ Supplemental data
Net assets at the end of year (000's omitted)	$910,176	$995,844	$1,142,255	$640,140	$1,243,296
Ratios to average net assets:
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income ……..	1.09%	1.01%	1.61%	4.35%	6.00%

(a)

Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b)

Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03% and 0.03% for each of the respective periods presented.

Adviser / Administrator Milestone Capital Management, LLC 115 East Putnam Avenue Greenwich, CT 06830	Sub-Administrator / Custodian The Bank of New York One Wall Street New York, NY 10286

Legal Counsel Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Two World Financial Center New York, NY 10281-1434

Underwriter/Transfer Agent

ALPS Mutual Fund Services, Inc.

1625 Broadway, Suite 2200

Denver, Colorado 80202

431 North Pennsylvania Street

Indianapolis, Indiana 46204-1806

Statement of Additional Information.  The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports.  The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.  The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio’s performance during its fiscal year.

To Review or Obtain this Information: The Statement of Additional Information, the Portfolio’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov).  You can obtain copies of this information, after paying a duplicating fee,  by sending a request by e-mail to publicinfo@sec.gov or by writing  the Public Reference Section of the SEC,  Washington,  D.C.  20549-0102.  You can also review and copy information about the Portfolio, including the Portfolio’s Statement of Additional Information, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-942-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds
Treasury Obligations Portfolio

The Milestone Funds

INSTITUTIONAL SHARES

PROSPECTUS

MARCH 29, 2005

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Institutional Shares

115 East Putnam Avenue

Greenwich, CT  06830

(800)-941-MILE

www.milecap.com

Risk/Return Summary.	2	How to Redeem Shares of the Portfolio	8
Investment Objective, Principal		Dividends, Distributions and Tax Matters	9
Investment Strategies and Related Risks	4	Other Information	10
Management of the Portfolio.	6	Financial Highlights	12
How to Invest in the Portfolio	7

RISK/RETURN SUMMARY

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

As a fundamental policy, the Portfolio invests only in the following money market instruments:

•

short-term obligations of the U.S. Treasury; and

•

repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION_________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Past performance is not an indication of future performance.

Institutional Shares

Best Quarter:

December 31, 2000

1.61%

Worst Quarter:

June 30, 2004

0.21%

Average Annual Returns as of 12/31/04	One Year	Five Year	Since Inception of the Share Class
Treasury Obligations Portfolio	1.18%	2.75%	4.08%

The returns listed above are quoted net of all fees. The inception date of the Institutional Share Class was 6/20/95. The inception date of the Portfolio was 12/30/94.

The Institutional Shares’ seven-day current yield on 12/31/04 was 1.91%. For the Institutional Shares’ current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE PORTFOLIO________________________________________

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

      (as a percentage of offering price)…………………………………………………None

Maximum Deferred Sales Charge (Load)……………………………………………...None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends………………..None

Redemption Fee……………………………………….…………………………………None

Exchange Fee…………………………………………………………………………… None

            Maximum Account Fee ………………………………………………………………… None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

Management Fees……………………………………………………………………0.10%

Distribution (12b-1) Fees……………………………………………………………. None

Shareholder Servicing Fees………………………………… ……………………. .0.10%*

Other Expenses………………………………………………………………………0.11%

Total Annual Portfolio Operating Expenses……………………………………….0.31%*

Expenses Reimbursed to the Portfolio……………………………………………..0.11%*

Net Annual Operating Expenses

      (expenses actually incurred by the Portfolio ………………………………..0.20%

____________________

*

Under the Shareholder Servicing Plan, the Institutional Shares may incur expenses of up to 0.10% of the average daily net assets attributable to such shares.  For the current fiscal year ending November 30, 2005, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees, and any other fees, in order to limit the total annual expenses of the Institutional Shares to 0.20%.

Example

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;

•

your investment has a 5% return each year; and

•

the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under  1 Year*    3 Years* 5 Years*  10 Years*

these assumptions, your costs would be:

              $20

                  $89       $163

           $382

________________

*This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio’s total expenses.  Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio’s total expenses.  If the Adviser continues to limit the Portfolio’s total expenses for three, five or ten years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown.  The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE_______________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES___________________________________________

The Portfolio seeks to achieve its investment objective by investing only in:

U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York that Milestone Capital Management, LLC (the “Adviser”) believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio will not invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES__________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS_________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS______________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.  Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement.  As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE____________________________________________

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders.  The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES_________________________________________________________

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER_________________________________________________________________

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The limited partnership was converted to a limited liability corporation on May 15, 2003.

Janet Tiebout Hanson is Founder and Principal Owner of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities, including portfolio management.  Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital’s Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES_________________________________________________________

You may purchase shares of the Portfolio by wire only.  Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).  The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.  The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660.  If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.  Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.  Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

The Bank of New York, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail.  An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason.

SHARE CERTIFICATES _________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS _______________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED_______________________________________________

The minimum initial investment in Institutional Shares of the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES__________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

BY TELEPHONE_______________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus.  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, requiring at least one of the following:

•

A current Corporate Resolution or equivalent

•

A current Trust Resolution or equivalent

•

A Medallion Signature Guarantee

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established.  Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

If the Transfer Agent receives a firm indication of the approximate size of the intended redemption before 2:30 p.m. (Eastern Time) and the completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received.  Completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS___________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS_________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS_______________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE__________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES______________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Institutional Shares, the Portfolio also offers Investor Shares, Financial Shares and Premium Shares by separate prospectuses.  These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2004	For the Year Ended November 30, 2003	For the Year Ended November 30, 2002	For the Year Ended November 30, 2001	For the Year Ended November 30, 2000
Beginning net asset value per share…………..	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income………...	0.011	0.010	0.017	0.042	0.059
Dividends from net investment income………..	(0.011)	(0.010)	(0.017)	(0.042)	(0.059)
Ending net asset value per share	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return(a)	1.09%	1.02%	1.67%	4.25%	6.11%
Ratios/ supplemental data
Net assets at the end of year (000's omitted)	$618,270	$700,296	$793,978	$728,920	$887,097
Ratios to average net assets:
Expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment Income………..	1.02%	0.95%	1.58%	4.28%	5.91%

(a)

Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b)

Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.02%, 0.02%, 0.01% and 0.00% for each of the respective periods represented.

Adviser / Administrator Milestone Capital Management, LLC 115 East Putnam Avenue Greenwich, CT 06830	Sub-Administrator / Custodian The Bank of New York One Wall Street New York, NY 10286

Legal Counsel Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Two World Financial Center New York, NY 10281-1434

Underwriter/Transfer Agent

ALPS Mutual Fund Services, Inc.

1625 Broadway, Suite 2200

Denver, Colorado 80202

Statement of Additional Information.  The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports.  The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.  The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio’s performance during its fiscal year.

To Review or Obtain this Information: The Statement of Additional Information, the Portfolio’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov).  You can obtain copies of this information, after paying a duplicating fee,  by sending a request by e-mail to publicinfo@sec.gov or by writing  the Public Reference Section of the SEC,  Washington,  D.C.  20549-0102.  You can also review and copy information about the Portfolio, including the Portfolio’s Statement of Additional Information, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-942-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds
Treasury Obligations Portfolio

The Milestone Funds

INVESTOR SHARES

PROSPECTUS

MARCH 29, 2005

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Investor Shares

115 East Putnam Avenue

Greenwich, CT  06830

(800)-941-MILE

www.milecap.com

Risk/Return Summary.	2	How to Redeem Shares of the Portfolio	8
Investment Objective, Principal		Dividends, Distributions and Tax Matters	9
Investment Strategies and Related Risks	4	Other Information	10
Management of the Portfolio.	6	Financial Highlights	12
How to Invest in the Portfolio	7

RISK/RETURN SUMMARY

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

As a fundamental policy, the Portfolio invests only in the following money market instruments:

•

short-term obligations of the U.S. Treasury; and

•

repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION_________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Past performance is not an indication of future performance.

Investor Shares

Best Quarter:

December 31, 2000

1.56%

Worst Quarter:

June 30, 2004

0.15%

Average Annual Returns as of 12/31/04	One Year	Five Year	Ten Year
Treasury Obligations Portfolio	0.93%	2.51%	3.85%

The returns listed above are quoted net of all fees.  The inception date of the Investor Shares Class was 12/30/94.

The Investor Shares’ seven-day current yield on 12/31/04 was 1.66%. For the Investor Shares’ current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE PORTFOLIO________________________________________

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

      (as a percentage of offering price)………………………………………………….None

Maximum Deferred Sales Charge (Load)……………………………………………...None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends………………..None

Redemption Fee……………………………………….…………………………………None

Exchange Fee…………………………………………………………………………….None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

Management Fees…………………………………………………………………….0.10%

Distribution (12b-1) Fees……………………………………………………………..None

Shareholder Servicing Fees………………………………… ……………………. .0.25%*

Other Expenses……………………………………………………………………….0.15%

Total Annual Portfolio Operating Expenses………………………………………..0.50%*

Expenses reimbursed to the Portfolio …………………………………………….  0.05%*

Net Annual Operating Expenses

       (expenses actually incurred by the Portfolio) ………………………            0.45%

_______________________

*Under the Shareholder Servicing Plan, the Investor Shares may incur expenses of up to 0.25% of the average daily net assets attributable to such shares.  For the current fiscal year ending November 30, 2005, the Adviser has contractually agreed to waive up to 100% of the shareholder servicing fees, and any other fees, in order to limit the total annual expenses of the Investor Shares to 0.45%.

Example

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;

•

your investment has a 5% return each year; and

•

the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under  1 Year*    3 Years* 5 Years*  10 Years*

these assumptions, your costs would be:

               $46

                 $155       $275

          $623

________________

*  This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio’s total expenses.  Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio’s total expenses.  If the Adviser continues to limit the Portfolio’s total expenses for three, five or ten years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown.  The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE_______________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES___________________________________________

The Portfolio seeks to achieve its investment objective by investing only in:

U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York that Milestone Capital Management, LLC (the “Adviser”) believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio will not invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES__________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS_________________________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS_____________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.  Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement.  As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE____________________________________________

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders.  The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES_________________________________________________________

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER_________________________________________________________________

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The limited partnership was converted to a limited liability corporation on May 15, 2003.

Janet Tiebout Hanson is Founder and Principal Owner of the Adviser, in which she holds the controlling interest. With over twenty years of institutional money market experience, Ms. Hanson directs all of the Adviser's major business activities, including portfolio management.  Since inception in 1994, she has chaired the Adviser's Investment Policy and Strategy Committee, including direct oversight of Milestone Capital’s Portfolio Management and Research Team. Prior to founding the Adviser, Ms. Hanson was Vice President of Goldman, Sachs & Co., a leading investment banking firm. During her fourteen year tenure with Goldman Sachs, Ms. Hanson held significant sales, marketing, and management positions in both the Fixed Income and Asset Management Divisions, including co-manager of Money Market Sales in New York.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES_________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).  The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.  The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660.  If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.  For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.  Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.  Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

The Bank of New York, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail.  An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason.

SHARE CERTIFICATES _________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS _______________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED_______________________________________________

The minimum initial investment in Investor Shares of the Portfolio is $1,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES__________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

BY TELEPHONE_______________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus.  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine.  If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, requiring at least one of the following:

•

A current Corporate Resolution or equivalent

•

A current Trust Resolution or equivalent

•

A Medallion Signature Guarantee

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established.  Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

If the Transfer Agent receives a firm indication of the approximate size of the intended redemption before 2:30 p.m. (Eastern Time) and the completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received.  Completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $100,000 unless an investment is made to restore the minimum value.

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS___________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month.  Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent.  All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS_________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS_______________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income.  Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution.  Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion.  Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE__________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES______________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Investor Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers.  Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to Investor Shares, the Portfolio also offers Institutional Shares, Financial Shares and Premium Shares by separate prospectuses.  These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Investor Shares of the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2004	For the Year Ended November 30, 2003	For the Year Ended November 30, 2002	For the Year Ended November 30, 2001	For the Year Ended November 30, 2000
Beginning net asset value per share…………..	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment Income…………..	0.008	0.008	0.014	0.039	0.057
Dividends from net investment income………..	(0.008)	(0.008)	(0.014)	(0.039)	(0.057)
Ending net asset value per share	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return(a)	0.84%	0.77%	1.41%	4.02%	5.89%
Ratios/ supplemental data
Net assets at the end of year (000's omitted)	$306,951	$275,074	$354,051	$314,361	$311,868
Ratios to average net assets:
Expenses(b)	045%	0.45%	0.45%	0.42%	0.40%
Net investment income………..	0.80%	0.70%	1.33%	3.88%	5.72%

(a)

Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b)

Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.02%, 0.02%, 0.01% and 0.00%, for each of the respective periods presented.

Adviser / Administrator Milestone Capital Management, LLC 115 East Putnam Avenue Greenwich, CT 06830	Sub-Administrator / Custodian The Bank of New York One Wall Street New York, NY 10286

Legal Counsel Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Two World Financial Center New York, NY 10281-1434

Underwriter/Transfer Agent

ALPS Mutual Fund Services, Inc.

1625 Broadway, Suite 2200

Denver, Colorado 80202

431 North Pennsylvania Street

Indianapolis, Indiana 46204-1806

Statement of Additional Information.  The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports.  The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.  The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio’s performance during its fiscal year.

To Review or Obtain this Information: The Statement of Additional Information, the Portfolio’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov).  You can obtain copies of this information, after paying a duplicating fee,  by sending a request by e-mail to publicinfo@sec.gov or by writing  the Public Reference Section of the SEC,  Washington,  D.C.  20549-0102.  You can also review and copy information about the Portfolio, including the Portfolio’s Statement of Additional Information, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-942-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds
Treasury Obligations Portfolio

The Milestone Funds

PREMIUM SHARES

PROSPECTUS

MARCH 29, 2005

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Premium Shares

115 East Putnam Avenue

Greenwich, CT  06830

(800)-941-MILE

www.milecap.com

Risk/Return Summary.	2	How to Redeem Shares of the Portfolio	8
Investment Objective, Principal		Dividends, Distributions and Tax Matters	9
Investment Strategies and Related Risks	4	Other Information	10
Management of the Portfolio.	6	Financial Highlights	11
How to Invest in the Portfolio	7

RISK/RETURN SUMMARY

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

As a fundamental policy, the Portfolio invests only in the following money market instruments:

•

short-term obligations of the U.S. Treasury; and

•

repurchase agreements fully collateralized by obligations of the U.S. Treasury.

The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION_________________________________________

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year. Past performance is not an indication of future performance.

Premium Shares

Best Quarter:

December 31, 2000

1.51%

Worst Quarter:

June 30, 2004

0.11%

Average Annual Returns as of 12/31/04	One Year	Five Year	Since Inception of the Share Class
Treasury Obligations Portfolio	0.78%	2.34%	3.67%

The returns listed above are quoted net of all fees. The inception date of the Premium Share Class was 5/20/97. The inception date of the Portfolio was 12/30/94.

The Premium Shares’ seven-day current yield on 12/31/04 was 1.51%. For the Premium Shares’ current yield, please call us at 800-941-MILE (6453).

FEES AND EXPENSES OF THE PORTFLIO_________________________________________

This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

      (as a percentage of offering price)………………………………………………….None

Maximum Deferred Sales Charge (Load)……………………………………………...None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends…………… ….None

Redemption Fee……………………………………….…………………………………None

Exchange Fee…………………………………………………………………………….None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):

Management Fees…………………………………………………………………….0.10%

Distribution (12b-1) Fees……………………………………………………………..0.35%*

Shareholder Servicing Fees………………………………… ………………………0.25%

Other Expenses………………………………………………………………………..0.03%

Total Annual Portfolio Operating Expenses…………………………………………0.73%*

Expenses Reimbursed to the Portfolio………………………………………….0.08%*

Net Annual Operating Expenses

      (expenses actually incurred by the Portfolio)……………………………………………0.65%

________________

* Under the Rule 12b-1 Plan, the Premium Shares may incur expenses of up to 0.35% of the average daily net assets attributable to such shares. For the current fiscal year ending November 30, 2005, the Adviser has contractually agreed to waive up to 100% of the 12b-1 fees, and any other fees, in order to limit the total annual expenses of the Premium Shares to 0.65%.

Example

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•

you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;

•

your investment has a 5% return each year; and

•

the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under  1 Year*    3 Years* 5 Years*  10 Years*

these assumptions, your costs would be:

              $66

                 $225       $398

         $899

________________

*

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio's total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio's total expenses.  If the Adviser continues to limit the Portfolio's total expenses for three, five or ten years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. The Adviser is currently under no obligation to limit total expenses for any period beyond the current fiscal year.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE_______________________________________________________

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity. As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

PRINCIPAL INVESTMENT STRATEGIES___________________________________________

The Portfolio seeks to achieve its investment objective by investing only in:

U.S. Treasury obligations maturing in 397 days or less. U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements fully collateralized by U.S. Treasury obligations. Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York that Milestone Capital Management, LLC (the “Adviser”) believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the "Board"). The Adviser monitors the credit-worthiness of sellers under the Board's general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio's investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940.

As a fundamental policy, the Portfolio will not invest in structured notes or instruments commonly known as derivatives; variable, adjustable or floating rate instruments of any kind; reverse repurchase agreements; securities issued by agencies or instrumentalities of the U.S. government; or zero coupon bonds.

ADDITIONAL INVESTMENT STRATEGIES__________________________________________

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest in other investment companies and may invest up to 10% of its net assets in illiquid securities. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS_________________________________________________

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS______________________________________________________________________

All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change.  Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so.

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement.  As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE____________________________________________

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders.  The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES_________________________________________________________

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio's performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Portfolio--Trustees and Officers."

THE ADVISER_________________________________________________________________

Milestone Capital Management, LLC (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940. The limited partnership was converted to a limited liability corporation on May 15, 2003.

The Adviser was founded in 1994 by Janet Tiebout Hanson, who previously was Vice President of Goldman, Sachs & Co., where she held significant sales, marketing and management positions in Fixed Income and Asset Management.  Ms. Hanson holds the majority controlling interest in Milestone Capital Management LLC.

For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Trustees, officers and employees and other personnel performing services for the Trust.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES_________________________________________________________

You may purchase shares of the Portfolio by wire only. Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open ("Fund Business Day") between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).  The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.  The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660.  If the Transfer Agent receives a firm indication of the approximate size of the intended investment before 2:30 p.m. (Eastern Time) and the completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day.  Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds.  For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Portfolio reserves the right to refuse any investment that, in its sole discretion, would disrupt the Portfolio's management.  Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor's monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.  Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.  Instruct your bank to wire the specified amount to the Trust as follows:

The Bank of New York, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

You may open an account when placing an initial order by telephone, provided you thereafter submit an Account Registration Form by mail.  An Account Registration Form is included with this Prospectus.

The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason.

SHARE CERTIFICATES _________________________________________________________

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS _______________________________________________________

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED_______________________________________________

The minimum initial investment in Premium Shares of the Portfolio is $100,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES__________________________________________________________

You may redeem your shares without charge at the net asset value next determined after the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

BY TELEPHONE_______________________________________________________________

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine.  If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone.  If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES________________________________

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, at least one of the following:

•

A current Corporate Resolution or equivalent

•

A current Trust Resolution or equivalent

•

A Medallion Signature Guarantee or alternative signature requirement

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established.  Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

If the Transfer Agent receives a firm indication of the approximate size of the intended redemption before 2:30 p.m. (Eastern Time) and the completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received.  Completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value.

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS___________________________________________________________________

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month.  Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent.  All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS_________________________________________________

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

DISTRIBUTIONS_______________________________________________________________

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income.  Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio.  Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion.  Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE__________________________________________

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

DISTRIBUTION PLAN___________________________________________________________

The Trust has adopted a Distribution Plan for the Premium Shares of the Portfolio, pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Under the plan, the Premium Shares are authorized to pay the Adviser a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Premium Shares and/or shareholder support services.  The Premium Shares may pay the Adviser a 12b-1 fee at the annual rate of 0.35% of its average net assets, or such lesser amount as the Trustees may determine from time to time.  The Premium Shares currently pay the Adviser a monthly 12b-1 fee at an annual rate of 0.22% of its average net assets throughout the month.  The Premium Shares’ 12b-1 fee rate may be increased from the current level only when the Trustees believe that it is in the best interests of Premium Shares shareholders to do so.

Because Rule 12b-1 fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of an investment in Premium Shares of the Portfolio and may cost an investor in these Shares more than paying other types of sales charges.

SHAREHOLDER SERVICES______________________________________________________

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Premium Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Premium Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. In addition to the Premium Shares, the Portfolio also offers Institutional Shares, Investor Shares and Financial Shares by separate prospectuses.   These other share classes are subject to different expenses that affect their performance.  For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio's official sales literature in connection with the offering of the Portfolio's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Premium Shares of the Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2004	For the Year Ended November 30, 2003	For the Year Ended November 30, 2002	For the Year Ended November 30, 2001	For the Year Ended November 30, 2000
Beginning net asset value per share…………..	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment Income…………..	0.007	0.006	0.013	0.038	0.056
Dividends from net investment income………..	(0.007)	(0.006)	(0.013)	(0.038)	(0.056)
Ending net asset value per share	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (a)	0.69%	0.61%	1.26%	3.84%	5.68%
Ratios/ Supplemental Data
Net assets at the end of year (000's omitted)	$192,213	$198,830	$135,337	$110,213	$68,812

Ratios to average net assets:
Expenses ………	0.60%(b)	0.60%(b)	0.60%(b)	0.60%(b)	0.60%
Net investment income………..	0.64%	0.53%	1.17%	3.28%	5.56%

(a)

Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(b)

Net of advisory and distribution fees waived of 0.03%, 0.02%, 0.02% and 0.01%, respectively.

Adviser / Administrator Milestone Capital Management, LLC 115 East Putnam Avenue Greenwich, CT 06830	Sub-Administrator / Custodian The Bank of New York One Wall Street New York, NY 10286

Legal Counsel Kramer Levin Naftalis & Frankel LLP 919 Third Avenue New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Two World Financial Center New York, NY 10281-1434

Underwriter/Transfer Agent

ALPS Mutual Fund Services, Inc.

1625 Broadway, Suite 2200

Denver, Colorado 80202

Statement of Additional Information.  The Statement of Additional Information provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports.  The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments.  The annual report discusses the market conditions and investment strategies that significantly affected the Portfolio’s performance during its fiscal year.

To Review or Obtain this Information: The Statement of Additional Information, the Portfolio’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov).  You can obtain copies of this information, after paying a duplicating fee,  by sending a request by e-mail to publicinfo@sec.gov or by writing  the Public Reference Section of the SEC,  Washington,  D.C.  20549-0102.  You can also review and copy information about the Portfolio, including the Portfolio’s Statement of Additional Information, at the SEC’s Public Reference Room in Washington, D.C.  Call 1-202-942-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

Treasury Obligations Portfolio

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2005

INCLUDING A DETAILED DESCRIPTION OF THE FUND’S

FUNDAMENTAL INVESTMENT POLICIES AND LIMITATIONS

This Statement of Additional Information supplements the Prospectuses offering shares of the Financial Class, Institutional Class, Investor Class and Premium Class of the Milestone Funds Treasury Obligations Portfolio (the “Portfolio”).    Effective August 1, 2002, the Trust liquidated the Service Shares.  All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares.  This transaction did not adversely affect shareholders of any class of the Portfolio.  The Statement of Additional Information should be read only in conjunction with the applicable Prospectus, which may be obtained without charge by contacting The Milestone Funds, 115 East Putnam Avenue, Greenwich, Connecticut 06830, (800) 941-MILE (6453).

             THE PORTFOLIO’S AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2004 ARE INCORPORATED IN THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE PORTFOLIO’S 2004 ANNUAL REPORT TO SHAREHOLDERS (FILE NO. 811-8620).  YOU MAY OBTAIN A COPY OF THE PORTFOLIO’S ANNUAL REPORT AT NO CHARGE BY REQUEST TO THE PORTFOLIO AT THE ADDRESS OR PHONE NUMBER NOTED BELOW.

The Milestone Funds

115 East Putnam Avenue

Greenwich, Connecticut 06830

(800) 941-MILE

www.milecap.com

THE PORTFOLIO

The Milestone Funds Treasury Obligations Portfolio is a diversified, no-load money market portfolio of The Milestone Funds (the “Trust”), an open-end diversified investment management company, organized as a Delaware statutory trust (formerly known as a “business trust”) on July 14, 1994.  The Portfolio currently is the sole operational series of the Trust.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity.  As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT STRATEGIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.  The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis.  The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments.  The Portfolio seeks to achieve its investment objective by investing only in:

U.S. Treasury obligations maturing in 397 days or less.  U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements fully collateralized by U.S. Treasury obligations.  Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later.  The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York that Milestone Capital Management, LLC (the “Adviser”) believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board”).  The Adviser monitors the credit-worthiness of sellers under the Board’s general supervision.  If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit.  Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission (the “SEC”).

Investment Restrictions.  The Portfolio will not:

1.

Invest in structured notes or instruments commonly known as derivatives;

2.

Invest in variable, adjustable or floating rate instruments of any kind;

3.

Enter into reverse repurchase agreements;

4.

Invest in securities issued by agencies or instrumentalities of the United States government, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Mortgage Corp. (“Freddie Mac”), or the Small Business Administration (“SBA”); or,

5.

Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board.  The Portfolio’s investments are subject to the restrictions imposed by Rule 2a-7 under the 1940 Act.

INVESTMENT POLICIES, PRACTICES AND LIMITATIONS

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval.  Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders.  The Portfolio’s additional fundamental and nonfundamental investment policies are described further below as a supplement to the disclosure in the Prospectus.

Borrowing.  As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio’s total assets.  Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed).  Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio’s total assets are outstanding.

Repurchase Agreements.  The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations.  In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later.  The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security.  The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser).  This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults.  If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price.  In the event of a counterparty’s bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio’s benefit.

When-Issued and Delayed Delivery Transactions.  In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments).  When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date.  Delivery and payment may take place a month or more after the date of the transaction.  When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.  During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser.  At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation.  Accordingly, the value of the securities on the delivery date may be more or less than the purchase price.  Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.  When the Portfolio agrees to purchase a security on a when-issued or delayed-delivery basis, the Trust’s custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased.  Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment.  Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities.  The Portfolio may invest up to 10% of its net assets in illiquid securities.  The term “illiquid securities” for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days.  In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year.  Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice.  Such repurchase agreements will be regarded as liquid instruments.  The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Other Investment Companies.  In the future, the Portfolio may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the 1940 Act or any orders, rules or regulations thereunder adopted by the SEC.

Cash Position.  Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption.  The amount of this cash should not exceed 5% of the Portfolio’s assets, and in most cases will be significantly less.

INVESTMENT LIMITATIONS

Listed below are the fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented.  The Portfolio may not:

(1)

Invest in structured notes or instruments commonly known as derivatives.

(2)

Invest in variable, adjustable or floating rate instruments of any kind.

(3)

Enter into reverse repurchase agreements.

(4)

Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Mortgage Corp. (“Freddie Mac”), or the Small Business Administration (“SBA”).

(5)

Invest in zero coupon bonds.

(6)

With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of a single issuer.

(7)

Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

(8)

Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(9)

Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

(10)

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(11)

Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio’s total assets.

(12)

Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(13)

Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

(14)

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(15)

Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

(16)

Invest in oil, gas or other mineral exploration or development programs.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio’s assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

MANAGEMENT OF THE PORTFOLIO

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions, principal occupations and other directorships held during the past five years are set forth below.  There is no limit on the length of the term that each trustee serves.

Name (Age), Address, Position	Principal Occupation During at least the Past Five Years	Other Directorships
Interested Persons
Janet Tiebout Hanson (52) 810 Old Post Road Bedford, New York 10506 Trustee since October 1994

Founder and Principal Owner of Milestone Capital Management, LLC, the Adviser to the Portfolio.  Ms. Hanson founded the Adviser in July of 1994 and has served in the capacities cited above since inception.   From 1991 to1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co.  Ms. Hanson also was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice-President of Fixed Income Sales and served as Co-manager of Money Market Sales in New York.

Christopher Reeve Paralysis Foundation; Women’s Commission for Refugee Women and Children; President’s Commission at Wheaton College; and Board of Advisors for Center for the Advancement of Women.

Non Interested Persons
John D. Gilliam (73) 700 Park Avenue New York, New York 10021 Trustee since October 1994 Chairman since 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003.  Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management,  the City of New York.  He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Pianofest; Northern Westchester Hospital Foundation; Manhattan Theatre Club; and Board of Advisors of the NMS Investment Management Forum for Endowments and Foundations.
Karen S. Cook (52) 125 East 72nd Street New York, New York 10021 Trustee since October 1994

General Partner of Steinhardt Partners, LP, an investment partnership, and Managing Member of Nepeta Capital, LLC, a fund of funds.  From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she was a Vice-President and senior block trader.

Trustee of Wheaton College and a Member of its Investment Committee; Member of Advisory Board of Fifth Avenue Alternative Investments (Bessemer Trust)
Allen Lee Sessoms (58) President’s Office Delaware State University 1200 N. DuPont Highway Dover, DE 19901 Trustee since June 1997

President, Delaware State University.  Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to1995.  From 1980 to 1993, Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and Counselor for Scientific and Technological Affairs, U.S. Embassy, Paris, France.  From 1974  to 1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard University.  From 1973 to 1975, Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research.  He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

Chapman University Board of Trustees; The Drawing Center; Fermi National Accelerator Laboratory; Delaware Civic Center; U.S. Nuclear Research Advisory Committee; and Soka Institute for Peace.
Barbara Hope Gentile (44) 11 Warren Street Hastings-on-Hudson, NY 10706 Secretary since 2004

Acting in the capacity of Chief Operating Officer at Milestone Capital Management, LLC since 2004. From 1998 through August 2003, Ms. Gentile held various positions at UBS Investment Bank, including Head of U.S. Policy, Secretary to the U.S. Severance Committee; Employee Relations Manager.

Janet Tiebout Hanson and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act.

The following table outlines the dollar range of equity securities beneficially owned by each Trustee for the year ended December 31, 2004:

Dollar Range of Equity Securities
Name of Trustee	In the Fund	In the Trust
Janet Hanson	$10,000-50,000	$10,000-50,000

Dort A. Cameron III	Over $100,000	Over $100,000

John Gilliam	None	None

Karen Cook	None	None

Allen Sessoms	None	None

None of the independent Trustees was a beneficial or record owner of any classes of securities of the Portfolio as of December 31, 2004.

The Board’s Audit Committee is made up of Ms. Cook, Mr. Gilliam, and Dr. Sessoms. The Audit Committee is responsible for:  considering management’s recommendations of independent accountants and evaluating such accountants’ performance, cost and financial stability; reviewing the scope of audit plans prepared by the independent accountants and management; and reviewing, with the independent accountants and management, the financial statements contained in reports to shareholders. During the fiscal year ended November 30, 2004, the Board met four times and the Audit Committee met once.

Each year the Board determines whether to renew the Trust’s agreements with other parties, including the Advisory, Administration, Sub-Administration, and Distribution Agreements, based on information provided by the Adviser in accordance with Section 15 (c) of the 1940 Act.  At its last annual review meeting in February 2005, the Board considered a number of factors in reviewing and recommending renewal of the existing agreements, including the nature and quality of services provided to the Portfolio, fees and expenses paid by the Portfolio and the financial results of the Adviser.  Based on this review, the Board, including the non-interested members as defined by the 1940 Act, concluded that the advisory fees and other expenses of the Portfolio are fair, both absolutely and in comparison with those of other funds, and that shareholders have received value in return for paying such fees and expenses.

The following table sets forth the fees paid to each Trustee for the fiscal year ended November 30, 2004.

Name of Person, Position	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Company And Fund Complex Paid To Trustees

Janet T. Hanson	$0	$0	$0	$0

Dort A. Cameron III	$0	$0	$0	$0

John D. Gilliam	$2,000	$0	$0	$2,000

Karen S. Cook	$2,000	$0	$0	$2,000

Allen Lee Sessoms	$2,000	$0	$0	$2,000

As of March 1, 2005, the Trustees and officers of the Portfolio in the aggregate owned less than 1% of the outstanding shares of the Portfolio.

INVESTMENT ADVISER

The Portfolio’s investment adviser, Milestone Capital Management, LLC (the “Adviser”) furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio’s investments and effecting portfolio transactions for the Portfolio.  The Investment Advisory Agreement between the Trust and the Adviser on behalf of the Portfolio continues in effect from year to year only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days’ written notice when authorized either by vote of the Portfolio’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its assignment.  The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of reckless disregard of the Adviser’s obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio.  This fee is accrued by the Trust daily.  The Adviser may voluntarily waive up to 100% of the advisory fee, and any other fees, of the Portfolio.  At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 2004, November 30, 2003 and November 30, 2002, the Adviser received advisory fees of $2,181,292, $2,221,679 and $2,032,909, respectively. For the fiscal year ended November 30, 2004, the Adviser waived fees in the amount of $142,000.There were no waivers of advisory fees in any of the other two previous fiscal years.

The Trust pays all of its expenses, including:  interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust’s manager, investment adviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust’s prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust’s officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board’s supervision, one or more persons who are registered as investment advisers or who are exempt from registration.  The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

ADMINISTRATOR

Milestone Capital Management, LLC also acts as administrator (“the Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. The Administrator provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, custodian, and other service providers, and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities.  The Administration Agreement is automatically renewed each year for a period of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio’s shareholders or by either party on not more than 60 days’ written notice.  The Administration Agreement also provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of  its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors.  This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.  For the fiscal years ended November 30, 2004, November 30, 2003 and November 30, 2002, Milestone Capital Management, LLC received $872,516, $888,671 and $813,164, respectively, in fees as administrator of the Trust.

Pursuant to a sub-administration agreement, the Administrator has delegated certain of its duties to The Bank of New York.

UNDERWRITER

ALPS Mutual Fund Services, Inc. (the "Underwriter") serves as the Trust’s statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement.  The Underwriting Agreement became effective for two years and continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement.  All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it.  The Underwriter is under no obligation to sell any specific amount of Portfolio shares.

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days’ written notice when authorized either by vote of the Portfolio’s shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days’ written notice.  The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio.  These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees.  These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial institution.  Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution’s procedures and should read this Prospectus in conjunction with any materials and information provided by their institution.  The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 (the "Transfer Agent"), acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement.  The Transfer Agency Agreement became effective with respect to the Portfolio and is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record:  (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio.  The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio.  The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

CUSTODIAN AND ACCOUNTING AGENT

Pursuant to a Custodian Contract with the Trust, The Bank of New York, One Wall Street, New York, New York 10286, acts as the custodian of the Portfolio’s assets.  The custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust.  As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust’s books and records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, New York, New York, act as independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, New York, New York.

SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares, equal to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, and up to 0.05% of the average daily net assets of the Financial Shares so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers.  Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are:  answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Prospectuses describe the times at which the Portfolio’s portfolio holdings are published.  In addition, the Portfolio may selectively disclose its portfolio holdings prior to publication to third parties, including the Portfolio’s distributor, administrator, custodian, transfer agent, fund accountant, independent accounting firm and proxy voting agent, under the following conditions.  Prior to disclosure, the President of the Trust must conclude that there is a “legitimate business reason” for such disclosure and the third party must agree in writing to: (a) limit the use of the portfolio holdings to the approved “legitimate business reason;” (b) keep the portfolio holdings confidential; and (c) prohibit its employees from trading based upon that information in accounts in which they have a beneficial interest.  In addition, any such agreement must describe any compensation to be paid to the Portfolio or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or distributor.

The Board and the Trust’s Chief Compliance Officer (“CCO”) review the adequacy and effectiveness of this policy (and any related procedures) at least annually.  Also, the Board will consider any changes to the policy and procedures recommended by the CCO.  The Adviser (and other service providers) may establish additional procedures to implement this policy.  These additional procedures may be changed without the approval of the Board. The CCO is responsible for monitoring the Trust’s compliance with this policy and for providing regular reports to the Board regarding this compliance, including information with respect to any potential conflicts of interest between the interests of Portfolio shareholders and those of the Adviser and its affiliates identified during the reporting period and how such conflicts were resolved.

The Trust has ongoing arrangements to make the Portfolio’s portfolio holdings available to Moody’s and Standard & Poor’s to facilitate the statistical rating of the Portfolio by those firms.  Neither the Adviser nor the Portfolio’s distributor (or any of their affiliates) receives any compensation in connection with these ongoing arrangements.

DISTRIBUTION PLANS

The Trust has adopted a Distribution Plan for the Premium Shares.  The Plan provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to 0.35% per annum of the Portfolio’s average daily net assets attributable to such Shares.  The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not “interested persons”, as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the applicable Shares of the Portfolio and its shareholders.  The Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of such Portfolio’s applicable outstanding voting Shares or by the Board and (b) by the vote of a majority of the Qualified Trustees.  While the Plan remains in effect, the Trust’s Principal Financial Officer shall prepare and furnish to the Board a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plans are subject to the conditions imposed by Rule 12b-1 and Rule 18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan that the Trust has adopted.  Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sales of shares.” Rule 12b-1 provides, among other things, that a Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1.  In accordance with Rule 12b-1, each 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

For the fiscal years ended November 30, 2004 and November 30, 2003, the Premium Shares paid $502,616 and $425,224, respectively, for services related to its 12b-1 Plan, all of which was compensation to financial intermediaries.

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Portfolio’s net asset value at $1.00 per share.  These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio’s $1.00 amortized cost price per share.  Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.  The Trust has also established procedures to ensure that portfolio securities meet the Portfolio’s quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations that may use a matrix or formula that takes into consideration market indices, matrices, yield curves and other specific adjustments.  This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula not been used.  All cash, receivables and current payables are carried at their face value.

PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions.  Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.  Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.  There usually are no brokerage commissions paid for any purchases.  While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself.  Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates.  If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity.  In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio.  In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

As of November 30, 2004, the Portfolio held debt securities of its regular broker-dealers, in the amounts indicated below:

Issuer	Value (in thousands)

Barclays Capital Inc,	$361,600
Credit Suisse First Boston LLC	$310,000
Deutsche Bank Securities Inc.	$265,000
HSBC Securities Inc.	$100,000
J.P. Morgan Securites, Inc.	$305,000
UBS Securities LLC	$400,000

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge.  Shareholders may effect purchases or redemptions or request any shareholder privilege in person at ALPS Mutual Fund Services, Inc.’s offices located at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).  The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so. The Trust does not determine net asset value, and does not accept orders, on the days that one or both of those institutions observe the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received.  In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt.  Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day.  If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day.  In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit, as otherwise permitted by the SEC.

ADDITIONAL REDEMPTION MATTERS

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Portfolio’s shares, as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio.  The Trust has filed an election with the SEC pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio’s net asset value, whichever is less, during any 90-day period.

ADVERTISING

PERFORMANCE DATA

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends.  These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders.  All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson FinancialData, and other companies that track the investment performance of investment companies (“Fund Tracking Companies”).  The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices.  The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies.  Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7.  For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities.  In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class’s performance, investors should be aware that the Portfolio’s yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares.  The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed.  Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest.  Also, it may not be appropriate to compare directly the Portfolio’s yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes.  Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio’s financial statements.

The Portfolio may advertise other forms of performance.  For example, the Portfolio may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period.  Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period.  Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.  Any performance information may be presented numerically or in a table, graph or similar illustration.

TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectuses for each class are not intended as substitutes for careful tax planning.  Accordingly, potential purchasers of shares of the Portfolio are urged to consult their tax advisers with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations).  In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and SAI; such laws and regulations may be changed by legislative, judicial, or administrative actions, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.  Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the “Income Requirement”). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies .

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Portfolio’s current and accumulated earnings and profits.  Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible for treatment as “qualified dividend income” in the case of non-corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)).  The balance of such income must be distributed during the next calendar year.  For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall:  (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year.  Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify (i) for the 70% dividends-received deduction for corporate shareholders or (ii) as “qualified dividend income” in the case of non-corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year.  The Portfolio currently intends to distribute any such amounts.  If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.  In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other “exempt recipient”.

SALE OR REDEMPTION OF SHARES

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this.  If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption.  In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.  For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend.  Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above.  Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

The Trust is registered with the SEC as an open-end management investment company and was organized as a statutory trust under the laws of the State of Delaware on July 14, 1994.  The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series.  If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series.  Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

The Portfolio offers Financial Shares, Institutional Shares, Investor Shares and Premium Shares.  Each class of shares has a different distribution arrangement.  Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ.  Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.  Shares issued by the Trust have no conversion, subscription or preemptive rights.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit.  The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.  The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees.  The Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest.  Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability.  Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees.  The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets.  Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.  If not so terminated or reorganized, the Trust and its series will continue indefinitely.  Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.

CODE OF ETHICS

The Adviser and the Trust have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act, which prevent violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and (iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Codes of Ethics are filed as exhibits to the Trust’s registration statement and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

OWNERSHIP OF SHARES OF THE PORTFOLIO

As of March 1, 2005, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.  Also, as of that date, the shareholders listed below owned of record or beneficially (to the knowledge of the Trust) more than five percent of the respective class of shares of the Portfolio:

INSTITUTIONAL SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially
Hare & Co. STIF/Master Note Department One Wall Street, Second Floor New York, NY 10286	17.62	0

Illinois Public Treasurers 300 W Jefferson Level 2 Springfield, IL 62702	13.40	13.40
Wallace R. Weitz & Co. FAO Partners Value Fund 1125 South 103rd Street One Pacific Place, Suite 600 Omaha, NE 68124	8.28	8.28
Wallace R. Weitz & Co. 1125 South 103rd Street One Pacific Place, Suite 600 Omaha, NE 68124	8.27	8.27

INVESTOR SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially
Hare & Co. STIF/Master Note Department One Wall Street, Second Floor New York, NY 10286	65.70	0

FINANCIAL SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially

The First Marblehead Corporation 30 Little Harbor Marblehead, NA 01945	23.35	23.35
Johnson & Johnson One Johnson & Johnson Plaza New Brunswick, NJ 08933	13.05	13.05
The Pitney Bowes Bank, Inc. Attn: Corporate Treasury 61-07 One Elmcroft Road Stamford, CT 06830	12.56	12.56
Texas State Controller P.O. Box 12608 208 East 10th Street Austin, TX 78711	10.34	10.34

Toyota Motor Sales 19001 South Western Avenue, G31 Torrance, CA 90501	7.83	7.83

Colorado State Treasurer 140 State Capitol Building Denver, CO 80203	5.22	5.22

PREMIUM SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially
US Bank NA ACM Department PO Box 1787 Milwaukee, WI 53201	83.22	0
Arlington Private Value Fund, LLC 50 South Lasalle Chicago, IL 60675	8.49	8.49
CT Trust Services CAMCO FBO Founders Trust 80 West Street, Suite 201 Rutland, VT 05701	8.29	8.29

FINANCIAL STATEMENTS

The audited financial statements and the report of Independent Registered Public Accounting Firm thereon of the Trust for the fiscal year ended November 30, 2004 are incorporated in this Statement of Additional Information by reference to the Portfolio’s annual report to shareholders.

Treasury Obligations Portfolio

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2005

INCLUDING A DETAILED DESCRIPTION OF THE FUND’S

FUNDAMENTAL INVESTMENT POLICIES AND LIMITATIONS

This Statement of Additional Information supplements the Prospectuses offering shares of the Financial Class, Institutional Class, Investor Class and Premium Class of the Milestone Funds Treasury Obligations Portfolio (the “Portfolio”).    Effective August 1, 2002, the Trust liquidated the Service Shares.  All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares.  This transaction did not adversely affect shareholders of any class of the Portfolio.  The Statement of Additional Information should be read only in conjunction with the applicable Prospectus, which may be obtained without charge by contacting The Milestone Funds, 115 East Putnam Avenue, Greenwich, Connecticut 06830, (800) 941-MILE (6453).

             THE PORTFOLIO’S AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2004 ARE INCORPORATED IN THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE PORTFOLIO’S 2004 ANNUAL REPORT TO SHAREHOLDERS (FILE NO. 811-8620).  YOU MAY OBTAIN A COPY OF THE PORTFOLIO’S ANNUAL REPORT AT NO CHARGE BY REQUEST TO THE PORTFOLIO AT THE ADDRESS OR PHONE NUMBER NOTED BELOW.

The Milestone Funds

115 East Putnam Avenue

Greenwich, Connecticut 06830

(800) 941-MILE

www.milecap.com

THE PORTFOLIO

The Milestone Funds Treasury Obligations Portfolio is a diversified, no-load money market portfolio of The Milestone Funds (the “Trust”), an open-end diversified investment management company, organized as a Delaware statutory trust (formerly known as a “business trust”) on July 14, 1994.  The Portfolio currently is the sole operational series of the Trust.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with maximum current income consistent with the preservation of capital and the maintenance of liquidity.  As with any mutual fund, there is no assurance that the Portfolio will achieve this goal.

INVESTMENT STRATEGIES

The Portfolio invests only in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.  The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis.  The Portfolio will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less.

The following permissible investments and investment restrictions are fundamental investment policies of the Portfolio that may not be changed without shareholder approval:

Permissible Investments.  The Portfolio seeks to achieve its investment objective by investing only in:

U.S. Treasury obligations maturing in 397 days or less.  U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements fully collateralized by U.S. Treasury obligations.  Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later.  The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements only with primary dealers designated by the Federal Reserve Bank of New York that Milestone Capital Management, LLC (the “Adviser”) believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board”).  The Adviser monitors the credit-worthiness of sellers under the Board’s general supervision.  If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit.  Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

In the future, the Portfolio may attempt to achieve its investment objectives by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission (the “SEC”).

Investment Restrictions.  The Portfolio will not:

1.

Invest in structured notes or instruments commonly known as derivatives;

2.

Invest in variable, adjustable or floating rate instruments of any kind;

3.

Enter into reverse repurchase agreements;

4.

Invest in securities issued by agencies or instrumentalities of the United States government, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Mortgage Corp. (“Freddie Mac”), or the Small Business Administration (“SBA”); or,

5.

Invest in zero coupon bonds.

The Portfolio will make no investment unless the Adviser first determines that it is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board.  The Portfolio’s investments are subject to the restrictions imposed by Rule 2a-7 under the 1940 Act.

INVESTMENT POLICIES, PRACTICES AND LIMITATIONS

The Portfolio may not change its investment objective or any investment policy designated as fundamental without shareholder approval.  Investment policies or practices of the Portfolio that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders.  The Portfolio’s additional fundamental and nonfundamental investment policies are described further below as a supplement to the disclosure in the Prospectus.

Borrowing.  As a fundamental investment policy, the Portfolio may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Portfolio’s total assets.  Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed).  Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  As a nonfundamental investment policy, the Portfolio may not purchase securities for investment while any borrowing equaling 5% or more of the Portfolio’s total assets are outstanding.

Repurchase Agreements.  The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations.  In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later.  The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security.  The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser).  This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults.  If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price.  In the event of a counterparty’s bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio’s benefit.

When-Issued and Delayed Delivery Transactions.  In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments).  When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date.  Delivery and payment may take place a month or more after the date of the transaction.  When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.  During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser.  At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation.  Accordingly, the value of the securities on the delivery date may be more or less than the purchase price.  Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.  When the Portfolio agrees to purchase a security on a when-issued or delayed-delivery basis, the Trust’s custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased.  Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment.  Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities.  The Portfolio may invest up to 10% of its net assets in illiquid securities.  The term “illiquid securities” for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days.  In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year.  Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice.  Such repurchase agreements will be regarded as liquid instruments.  The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Other Investment Companies.  In the future, the Portfolio may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the 1940 Act or any orders, rules or regulations thereunder adopted by the SEC.

Cash Position.  Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption.  The amount of this cash should not exceed 5% of the Portfolio’s assets, and in most cases will be significantly less.

INVESTMENT LIMITATIONS

Listed below are the fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented.  The Portfolio may not:

(1)

Invest in structured notes or instruments commonly known as derivatives.

(2)

Invest in variable, adjustable or floating rate instruments of any kind.

(3)

Enter into reverse repurchase agreements.

(4)

Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Mortgage Corp. (“Freddie Mac”), or the Small Business Administration (“SBA”).

(5)

Invest in zero coupon bonds.

(6)

With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of a single issuer.

(7)

Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

(8)

Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(9)

Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.

(10)

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(11)

Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio’s total assets.

(12)

Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(13)

Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).

(14)

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(15)

Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.

(16)

Invest in oil, gas or other mineral exploration or development programs.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio’s assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

MANAGEMENT OF THE PORTFOLIO

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions, principal occupations and other directorships held during the past five years are set forth below.  There is no limit on the length of the term that each trustee serves.

Name (Age), Address, Position	Principal Occupation During at least the Past Five Years	Other Directorships
Interested Persons
Janet Tiebout Hanson (52) 810 Old Post Road Bedford, New York 10506 Trustee since October 1994

Founder and Principal Owner of Milestone Capital Management, LLC, the Adviser to the Portfolio.  Ms. Hanson founded the Adviser in July of 1994 and has served in the capacities cited above since inception.   From 1991 to1993, she was Vice-President of the Asset Management Division of Goldman, Sachs & Co.  Ms. Hanson also was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice-President of Fixed Income Sales and served as Co-manager of Money Market Sales in New York.

Christopher Reeve Paralysis Foundation; Women’s Commission for Refugee Women and Children; President’s Commission at Wheaton College; and Board of Advisors for Center for the Advancement of Women.

Non Interested Persons
John D. Gilliam (73) 700 Park Avenue New York, New York 10021 Trustee since October 1994 Chairman since 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003.  Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management,  the City of New York.  He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Pianofest; Northern Westchester Hospital Foundation; Manhattan Theatre Club; and Board of Advisors of the NMS Investment Management Forum for Endowments and Foundations.
Karen S. Cook (52) 125 East 72nd Street New York, New York 10021 Trustee since October 1994

General Partner of Steinhardt Partners, LP, an investment partnership, and Managing Member of Nepeta Capital, LLC, a fund of funds.  From 1975 until 1987, Ms. Cook was with the Equity Division of Goldman, Sachs & Co., where she was a Vice-President and senior block trader.

Trustee of Wheaton College and a Member of its Investment Committee; Member of Advisory Board of Fifth Avenue Alternative Investments (Bessemer Trust)
Allen Lee Sessoms (58) President’s Office Delaware State University 1200 N. DuPont Highway Dover, DE 19901 Trustee since June 1997

President, Delaware State University.  Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to1995.  From 1980 to 1993, Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and Counselor for Scientific and Technological Affairs, U.S. Embassy, Paris, France.  From 1974  to 1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard University.  From 1973 to 1975, Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research.  He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

Chapman University Board of Trustees; The Drawing Center; Fermi National Accelerator Laboratory; Delaware Civic Center; U.S. Nuclear Research Advisory Committee; and Soka Institute for Peace.
Barbara Hope Gentile (44) 11 Warren Street Hastings-on-Hudson, NY 10706 Secretary since 2004

Acting in the capacity of Chief Operating Officer at Milestone Capital Management, LLC since 2004. From 1998 through August 2003, Ms. Gentile held various positions at UBS Investment Bank, including Head of U.S. Policy, Secretary to the U.S. Severance Committee; Employee Relations Manager.

Janet Tiebout Hanson and Jeffrey R. Hanson are interested persons of the Trust as that term is defined in the 1940 Act.

The following table outlines the dollar range of equity securities beneficially owned by each Trustee for the year ended December 31, 2004:

Dollar Range of Equity Securities
Name of Trustee	In the Fund	In the Trust
Janet Hanson	$10,000-50,000	$10,000-50,000

Dort A. Cameron III	Over $100,000	Over $100,000

John Gilliam	None	None

Karen Cook	None	None

Allen Sessoms	None	None

None of the independent Trustees was a beneficial or record owner of any classes of securities of the Portfolio as of December 31, 2004.

The Board’s Audit Committee is made up of Ms. Cook, Mr. Gilliam, and Dr. Sessoms. The Audit Committee is responsible for:  considering management’s recommendations of independent accountants and evaluating such accountants’ performance, cost and financial stability; reviewing the scope of audit plans prepared by the independent accountants and management; and reviewing, with the independent accountants and management, the financial statements contained in reports to shareholders. During the fiscal year ended November 30, 2004, the Board met four times and the Audit Committee met once.

Each year the Board determines whether to renew the Trust’s agreements with other parties, including the Advisory, Administration, Sub-Administration, and Distribution Agreements, based on information provided by the Adviser in accordance with Section 15 (c) of the 1940 Act.  At its last annual review meeting in February 2005, the Board considered a number of factors in reviewing and recommending renewal of the existing agreements, including the nature and quality of services provided to the Portfolio, fees and expenses paid by the Portfolio and the financial results of the Adviser.  Based on this review, the Board, including the non-interested members as defined by the 1940 Act, concluded that the advisory fees and other expenses of the Portfolio are fair, both absolutely and in comparison with those of other funds, and that shareholders have received value in return for paying such fees and expenses.

The following table sets forth the fees paid to each Trustee for the fiscal year ended November 30, 2004.

Name of Person, Position	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Company And Fund Complex Paid To Trustees

Janet T. Hanson	$0	$0	$0	$0

Dort A. Cameron III	$0	$0	$0	$0

John D. Gilliam	$2,000	$0	$0	$2,000

Karen S. Cook	$2,000	$0	$0	$2,000

Allen Lee Sessoms	$2,000	$0	$0	$2,000

As of March 1, 2005, the Trustees and officers of the Portfolio in the aggregate owned less than 1% of the outstanding shares of the Portfolio.

INVESTMENT ADVISER

The Portfolio’s investment adviser, Milestone Capital Management, LLC (the “Adviser”) furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio’s investments and effecting portfolio transactions for the Portfolio.  The Investment Advisory Agreement between the Trust and the Adviser on behalf of the Portfolio continues in effect from year to year only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days’ written notice when authorized either by vote of the Portfolio’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its assignment.  The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of reckless disregard of the Adviser’s obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio.  This fee is accrued by the Trust daily.  The Adviser may voluntarily waive up to 100% of the advisory fee, and any other fees, of the Portfolio.  At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 2004, November 30, 2003 and November 30, 2002, the Adviser received advisory fees of $2,181,292, $2,221,679 and $2,032,909, respectively. For the fiscal year ended November 30, 2004, the Adviser waived fees in the amount of $142,000.There were no waivers of advisory fees in any of the other two previous fiscal years.

The Trust pays all of its expenses, including:  interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust’s manager, investment adviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust’s prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust’s officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board’s supervision, one or more persons who are registered as investment advisers or who are exempt from registration.  The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

ADMINISTRATOR

Milestone Capital Management, LLC also acts as administrator (“the Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. The Administrator provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, custodian, and other service providers, and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities.  The Administration Agreement is automatically renewed each year for a period of one year.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio’s shareholders or by either party on not more than 60 days’ written notice.  The Administration Agreement also provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of  its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors.  This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses.  For the fiscal years ended November 30, 2004, November 30, 2003 and November 30, 2002, Milestone Capital Management, LLC received $872,516, $888,671 and $813,164, respectively, in fees as administrator of the Trust.

Pursuant to a sub-administration agreement, the Administrator has delegated certain of its duties to The Bank of New York.

UNDERWRITER

ALPS Mutual Fund Services, Inc. (the "Underwriter") serves as the Trust’s statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to an Underwriting Agreement.  The Underwriting Agreement became effective for two years and continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement.  All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it.  The Underwriter is under no obligation to sell any specific amount of Portfolio shares.

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days’ written notice when authorized either by vote of the Portfolio’s shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days’ written notice.  The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio.  These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees.  These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial institution.  Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution’s procedures and should read this Prospectus in conjunction with any materials and information provided by their institution.  The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT

ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 (the "Transfer Agent"), acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement.  The Transfer Agency Agreement became effective with respect to the Portfolio and is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record:  (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio.  The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio.  The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

CUSTODIAN AND ACCOUNTING AGENT

Pursuant to a Custodian Contract with the Trust, The Bank of New York, One Wall Street, New York, New York 10286, acts as the custodian of the Portfolio’s assets.  The custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities and determining income payable on and collecting interest on Portfolio investments.

The Bank of New York also serves as the accounting agent for the Trust.  As the accounting agent, The Bank of New York is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust’s books and records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, New York, New York, act as independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, New York, New York.

SHAREHOLDER SERVICES

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares, equal to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, and up to 0.05% of the average daily net assets of the Financial Shares so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers.  Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are:  answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Prospectuses describe the times at which the Portfolio’s portfolio holdings are published.  In addition, the Portfolio may selectively disclose its portfolio holdings prior to publication to third parties, including the Portfolio’s distributor, administrator, custodian, transfer agent, fund accountant, independent accounting firm and proxy voting agent, under the following conditions.  Prior to disclosure, the President of the Trust must conclude that there is a “legitimate business reason” for such disclosure and the third party must agree in writing to: (a) limit the use of the portfolio holdings to the approved “legitimate business reason;” (b) keep the portfolio holdings confidential; and (c) prohibit its employees from trading based upon that information in accounts in which they have a beneficial interest.  In addition, any such agreement must describe any compensation to be paid to the Portfolio or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or distributor.

The Board and the Trust’s Chief Compliance Officer (“CCO”) review the adequacy and effectiveness of this policy (and any related procedures) at least annually.  Also, the Board will consider any changes to the policy and procedures recommended by the CCO.  The Adviser (and other service providers) may establish additional procedures to implement this policy.  These additional procedures may be changed without the approval of the Board. The CCO is responsible for monitoring the Trust’s compliance with this policy and for providing regular reports to the Board regarding this compliance, including information with respect to any potential conflicts of interest between the interests of Portfolio shareholders and those of the Adviser and its affiliates identified during the reporting period and how such conflicts were resolved.

The Trust has ongoing arrangements to make the Portfolio’s portfolio holdings available to Moody’s and Standard & Poor’s to facilitate the statistical rating of the Portfolio by those firms.  Neither the Adviser nor the Portfolio’s distributor (or any of their affiliates) receives any compensation in connection with these ongoing arrangements.

DISTRIBUTION PLANS

The Trust has adopted a Distribution Plan for the Premium Shares.  The Plan provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to 0.35% per annum of the Portfolio’s average daily net assets attributable to such Shares.  The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not “interested persons”, as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the applicable Shares of the Portfolio and its shareholders.  The Plan will continue in effect from year-to-year if specifically approved annually (a) by the majority of such Portfolio’s applicable outstanding voting Shares or by the Board and (b) by the vote of a majority of the Qualified Trustees.  While the Plan remains in effect, the Trust’s Principal Financial Officer shall prepare and furnish to the Board a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plans are subject to the conditions imposed by Rule 12b-1 and Rule 18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan that the Trust has adopted.  Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sales of shares.” Rule 12b-1 provides, among other things, that a Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1.  In accordance with Rule 12b-1, each 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

For the fiscal years ended November 30, 2004 and November 30, 2003, the Premium Shares paid $502,616 and $425,224, respectively, for services related to its 12b-1 Plan, all of which was compensation to financial intermediaries.

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Portfolio’s net asset value at $1.00 per share.  These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio’s $1.00 amortized cost price per share.  Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.  The Trust has also established procedures to ensure that portfolio securities meet the Portfolio’s quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations that may use a matrix or formula that takes into consideration market indices, matrices, yield curves and other specific adjustments.  This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula not been used.  All cash, receivables and current payables are carried at their face value.

PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions.  Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.  Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.  There usually are no brokerage commissions paid for any purchases.  While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself.  Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates.  If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity.  In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio.  In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

As of November 30, 2004, the Portfolio held debt securities of its regular broker-dealers, in the amounts indicated below:

Issuer	Value (in thousands)

Barclays Capital Inc,	$361,600
Credit Suisse First Boston LLC	$310,000
Deutsche Bank Securities Inc.	$265,000
HSBC Securities Inc.	$100,000
J.P. Morgan Securites, Inc.	$305,000
UBS Securities LLC	$400,000

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge.  Shareholders may effect purchases or redemptions or request any shareholder privilege in person at ALPS Mutual Fund Services, Inc.’s offices located at 1625 Broadway, Suite 2200, Denver, Colorado 80202.

The Trust accepts orders for the purchase or redemption of shares on any day that the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).  The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so. The Trust does not determine net asset value, and does not accept orders, on the days that one or both of those institutions observe the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas.

If the Public Securities Association recommends that the government securities markets close early, the Trust reserves the right to advance the time at which purchase and redemption offers must be received.  In this event, a purchase or redemption order will be executed at the net asset value next determined after receipt.  Investors who place purchase orders after the advanced time become entitled to dividends on the following Fund Business Day.  If a redemption request is received after the advanced time, the Transfer Agent ordinarily will wire redemption proceeds on the next Fund Business Day.  In addition, the Trust reserves the right to advance the time by which purchase and redemption orders must be received for same day credit, as otherwise permitted by the SEC.

ADDITIONAL REDEMPTION MATTERS

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Portfolio’s shares, as provided in the Prospectus from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio.  The Trust has filed an election with the SEC pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio’s net asset value, whichever is less, during any 90-day period.

ADVERTISING

PERFORMANCE DATA

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends.  These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders.  All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson FinancialData, and other companies that track the investment performance of investment companies (“Fund Tracking Companies”).  The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices.  The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies.  Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7.  For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities.  In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class’s performance, investors should be aware that the Portfolio’s yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares.  The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed.  Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest.  Also, it may not be appropriate to compare directly the Portfolio’s yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes.  Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio’s financial statements.

The Portfolio may advertise other forms of performance.  For example, the Portfolio may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period.  Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period.  Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.  Any performance information may be presented numerically or in a table, graph or similar illustration.

TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectuses for each class are not intended as substitutes for careful tax planning.  Accordingly, potential purchasers of shares of the Portfolio are urged to consult their tax advisers with specific reference to their own tax circumstances.  Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations).  In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and SAI; such laws and regulations may be changed by legislative, judicial, or administrative actions, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.  Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the “Income Requirement”). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies .

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Portfolio’s current and accumulated earnings and profits.  Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible for treatment as “qualified dividend income” in the case of non-corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)).  The balance of such income must be distributed during the next calendar year.  For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall:  (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year.  Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify (i) for the 70% dividends-received deduction for corporate shareholders or (ii) as “qualified dividend income” in the case of non-corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year.  The Portfolio currently intends to distribute any such amounts.  If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.  In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other “exempt recipient”.

SALE OR REDEMPTION OF SHARES

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this.  If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption.  In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.  For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend.  Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above.  Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

The Trust is registered with the SEC as an open-end management investment company and was organized as a statutory trust under the laws of the State of Delaware on July 14, 1994.  The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series.  If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series.  Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

The Portfolio offers Financial Shares, Institutional Shares, Investor Shares and Premium Shares.  Each class of shares has a different distribution arrangement.  Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ.  Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees.  Shares issued by the Trust have no conversion, subscription or preemptive rights.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit.  The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.  The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees.  The Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest.  Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability.  Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees.  The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets.  Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.  If not so terminated or reorganized, the Trust and its series will continue indefinitely.  Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.

CODE OF ETHICS

The Adviser and the Trust have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act, which prevent violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and (iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Codes of Ethics are filed as exhibits to the Trust’s registration statement and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

OWNERSHIP OF SHARES OF THE PORTFOLIO

As of March 1, 2005, the Trustees and officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio.  Also, as of that date, the shareholders listed below owned of record or beneficially (to the knowledge of the Trust) more than five percent of the respective class of shares of the Portfolio:

INSTITUTIONAL SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially
Hare & Co. STIF/Master Note Department One Wall Street, Second Floor New York, NY 10286	17.62	0

Illinois Public Treasurers 300 W Jefferson Level 2 Springfield, IL 62702	13.40	13.40
Wallace R. Weitz & Co. FAO Partners Value Fund 1125 South 103rd Street One Pacific Place, Suite 600 Omaha, NE 68124	8.28	8.28
Wallace R. Weitz & Co. 1125 South 103rd Street One Pacific Place, Suite 600 Omaha, NE 68124	8.27	8.27

INVESTOR SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially
Hare & Co. STIF/Master Note Department One Wall Street, Second Floor New York, NY 10286	65.70	0

FINANCIAL SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially

The First Marblehead Corporation 30 Little Harbor Marblehead, NA 01945	23.35	23.35
Johnson & Johnson One Johnson & Johnson Plaza New Brunswick, NJ 08933	13.05	13.05
The Pitney Bowes Bank, Inc. Attn: Corporate Treasury 61-07 One Elmcroft Road Stamford, CT 06830	12.56	12.56
Texas State Controller P.O. Box 12608 208 East 10th Street Austin, TX 78711	10.34	10.34

Toyota Motor Sales 19001 South Western Avenue, G31 Torrance, CA 90501	7.83	7.83

Colorado State Treasurer 140 State Capitol Building Denver, CO 80203	5.22	5.22

PREMIUM SHARES:

Shareholder	% of Class Owned of Record	% of Class Owned Beneficially
US Bank NA ACM Department PO Box 1787 Milwaukee, WI 53201	83.22	0
Arlington Private Value Fund, LLC 50 South Lasalle Chicago, IL 60675	8.49	8.49
CT Trust Services CAMCO FBO Founders Trust 80 West Street, Suite 201 Rutland, VT 05701	8.29	8.29

FINANCIAL STATEMENTS

The audited financial statements and the report of Independent Registered Public Accounting Firm thereon of the Trust for the fiscal year ended November 30, 2004 are incorporated in this Statement of Additional Information by reference to the Portfolio’s annual report to shareholders.